FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting guidance on fair value measurements specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. These two types of inputs create the following fair value hierarchy:
•Level 1: Quoted prices for identical instruments in active markets;
•Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
•Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
Mutual funds, which include money market funds, are registered investment companies and are valued at quoted market prices which represent the net asset value (“NAV”) of the underlying shares held by the Plan at the valuation date. The IFF Unitized Stock Fund invests in the IFF Common Stock and the Fidelity Investments Money Market Government Portfolio - Institutional Class, is valued at quoted market prices which represent the NAV of the underlying shares held by the Plan at the valuation date. The Fidelity BrokerageLink primarily consists of various mutual funds, which represent NAV, as stated above. There were no investments classified as Level 3 at December 31, 2025 and 2024.
Common collective trust funds are valued at NAV based on the market value of the underlying investment assets divided by the number of units outstanding at the end of the Plan year. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily.
While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments Measured at Fair Value on a Recurring Basis
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Fair Value Measurements Using Input Type as of
	December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$60,674,279	$—	$60,674,279
IFF Common Stock	5,264,237	—	5,264,237
Brokerage account	30,754,511	—	30,754,511
Total investments measured at fair value included in the hierarchy	96,693,027	—	96,693,027
Common/collective trust funds measured at net asset value(1)	—	—	1,021,474,701
Total investments	$96,693,027	$—	$1,118,167,728

	Fair Value Measurements Using Input Type as of
	December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$16,143,226	$—	$16,143,226
IFF Common Stock	6,598,113	—	6,598,113
Brokerage account	26,431,798	—	26,431,798
Total investments measured at fair value included in the hierarchy	49,173,137	—	49,173,137
Common/collective trust funds measured at net asset value(1)	—	—	914,909,593
Total investments	$49,173,137	$—	$964,082,730
_______________________
(1)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using NAV associated with common collective trusts as of December 31, 2025 and 2024:

	Fair Value
	2025	2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$18,095,010	$18,069,288	—	Daily	None
Vanguard Target Retirement Trust II	632,151,712	564,809,000	—	Daily	None
Vanguard Target Retirement Income Trust II	14,843,763	15,711,613	—	Daily	None
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	5,424,168	4,740,770	—	Daily	(1)
State Street S&P 500 Index Securities Lending Series Fund Class II	243,545,162	218,954,113	—	Daily	(1)
State Street U.S. Bond Index Securities Lending Series Fund Class XIV	41,281,601	37,059,594	—	Daily	(1)
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II	66,133,285	55,565,215	—	Daily	(1)
Total	$1,021,474,701	$914,909,593
_______________________
(1)The redemption notice period deadline is normally by 8:30 AM EST one business day following the Trade Date. Trade Date is the date of record for the purchase or redemption of the Fund. For redemptions of significant size, as determined by SSGA in its sole discretion, SSGA requires emailed notice 15 days in advance of the Trade Date. The thresholds that determine whether a trade is large enough to warrant advanced notice vary by Funds and are updated periodically.